Stock Options (Details)						1 Months Ended				12 Months Ended
	Jul. 06, 2023 $ / shares	Jul. 02, 2022	May 07, 2022	May 01, 2022	Sep. 01, 2021	Jun. 26, 2023 $ / shares	Jun. 26, 2023 $ / shares	May 23, 2023 $ / shares	May 23, 2023 $ / shares	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 USD ($)
Stock Options (Details) [Line Items]
Description of stock options					The Board is authorized to grant the maximum number of common shares reserved for issuance in any 12-month period to anyone, optionee, other than a consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant. The maximum number of common shares reserved for issuance in any 12-month period to any consultant may not exceed 2% of the issued and outstanding common shares at the date of the grant and the maximum number of common shares reserved for issuance in any 12-month period to all persons engaged in investor relations activities may not exceed 2% of the issued and outstanding number of common shares at the date of the grant.
Stock options granted (in Shares) | shares												2,877	2,877
Weighted average exercise price per share (in Dollars per share) | $ / shares												$ 455.71
Options vest expiration												3 years	3 years
Options canceled		222	1,111	19
Options canceled		17,649	92,170	3,959
Stock options to consultant	50					223	223	61	61
Options are exercisable | (per share)	$ 23.4					$ 363.35	$ 504	$ 227.09	$ 315
Options are exercisable						156	156
Share-based compensation expense. (in Dollars)										$ 243,717	$ 221,625	$ 946,324	$ 788,657	$ 619,939
Bottom of range [Member]
Stock Options (Details) [Line Items]
Options vest expiration												5 years	5 years
Top of range [Member]
Stock Options (Details) [Line Items]
Options vest expiration												10 years	10 years
Share options [Member]
Stock Options (Details) [Line Items]
Options are exercisable | (per share)						$ 519.07	$ 720
Options are exercisable						67	67